Financial instruments - Additional Information (Detail) £ in Millions	6 Months Ended
Jun. 30, 2019 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Weighted average growth rate	22.60%
Risk adjusted discount rate	1.50%
An increase or decrease in the multiple of one times revenue [member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease in fair value of other investments	£ 55.9
Increase decrease on Income statement due to change in fair value of other investment	12.6
Increase decrease on equity due to change in fair value of other investment	43.3
One percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	7.4
Decrease in combined liabilities due to earn out and put option arrangement	12.6
0.5 percentage point increase or decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase in combined liabilities due to earn out and put option arrangement	6.8
Decrease in combined liabilities due to earn out and put option arrangement	£ 6.6